Stockholders' Equity - Restricted Stock and Restricted Stock Units (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	1,061,175	300,450	612,950	156,184
Value of shares issued	$ 973,000	$ 478,000	$ 877,700	$ 512,300
Weighted average estimated fair value	$ 0.92	$ 1.59	$ 1.43	$ 3.28
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting terms (years)	1 year		1 year
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting terms (years)	4 years		4 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	1,379,860	458,245	458,245	325,853
Value of shares issued	$ 1,265,000	$ 729,000	$ 728,600	$ 863,000.0
Weighted average estimated fair value			$ 1.59	$ 2.65
Vesting terms (years)	1 year		1 year